Note 11 - Financial Instruments - Changes in Fair Value of Level 3 Measurements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Closing balance	$ 609
Change in fair value of warrants, included in the unaudited interim condensed consolidated statements of comprehensive loss	(508)
Closing balance	$ 101